Revenue	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenue
NOTE 10 – REVENUE
Disaggregation of Revenue
The following tables illustrates the disaggregation of revenue by similar products:
For the three months period

	June 30, 2023	June 30, 2022
TPA services	$9,991,712	$5,556,506
Captive insurance	55,268	—

Total	$10,046,980	$5,556,506

For the six months period

	June 30, 2023	June 30, 2022
TPA services	$19,574,380	$11,775,315
Captive insurance	144,644	—

Total	$19,719,024	$11,775,315